EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
Summary of Calculation of Earnings per Share
	December 31, 2022	December 31, 2021	December 31, 2020
Income attributable to holders of common shares of
Company used in calculating basic earnings per share	1,176,032	6,312,140	859,482
Diluting effect of the share-based plan of subsidiaries	(1,739)	(5,249)	(5,739)
Income attributable to holders of common shares of
Company used in the calculation of diluted earnings per share	1,174,293	6,306,891	853,743

Weighted average number of common shares
outstanding - (in thousands of shares)
Basic	1,869,077	1,834,533	1,834,533
Dilutive effect of the share-based plan	5,503	4,687	6,741
Diluted	1,874,580	1,839,220	1,841,274

Earnings per share
Basic	R$0.6292	R$3.4407	R$0.4685
Diluted	R$0.6264	R$3.4291	R$0.4637